Revenue (Tables)	6 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
	Six Months Ended September 30,
	2025	2024
	(unaudited)	(unaudited)
Sales of Software	¥97,199	¥63,597
Consulting and Support Services	157,023	290,411
Total	¥254,222	¥354,008

Schedule of Activity in Deferred Revenue

The following table summarizes the activity in deferred revenue during the six months ended September 30, 2025 and the fiscal year ended March 31, 2025.

	Six Months Ended September 30,	Fiscal Year Ended March 31,
	2025	2025
	(unaudited)
Deferred revenue, beginning of period	¥764,933	¥399,413
Deferred revenue, end of period	912,301	764,933

Revenue recognized in the period from amounts included in deferred revenue at the beginning of period	222,849	93,870